Fair Value Measurement - Reconciliations of Change in Carrying Value of Level 3 Supplemental Put Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Supplemental put liability, beginning balance	$ (50)	$ (50)
Payment of profit allocation	0	0	$ 5,603
Supplemental put liability, ending balance	$ (50)	$ (50)	$ (50)